Intangible Assets and Goodwill - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 10.0	$ 11.6	$ 8.4
Finite-Lived Intangible Asset, Expected Amortization, Year One	6.9
Finite-Lived Intangible Asset, Expected Amortization, Year Two	6.9
Finite-Lived Intangible Asset, Expected Amortization, Year Three	3.4
Finite-Lived Intangible Asset, Expected Amortization, Year Four	2.1
Finite-Lived Intangible Asset, Expected Amortization, Year Five	$ 1.1